Other Operating Expenses - Components of Other Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses	$ 241,087	$ 212,822
Operating Segment Administration [Member]
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses	186,572	153,624
Selling Expenses [Member]
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses	31,674	14,117
Care and Maintenance Costs [Member]
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses	4,103	12,278
Operational Readiness [Member]
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses		20,076
Other [Member]
Component of Operating Other Cost and Expense [Abstract]
Other operating expenses	$ 18,738	$ 12,727